Mundoval Fund
		Schedule of Investments
	March 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **	$ 154,315	0.63%

Aircraft Engines & Engine Parts
4,000	RTX Corp.	529,840	2.18%

Beverages
10,000	LVMH Moët Hennessy Louis Vuitton **	1,238,700	5.09%

Cable & Other Pay Television Services
2,064	The Walt Disney Company	203,717	0.84%

Electronic Computers
9,000	Apple Inc.	1,999,170	8.21%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. Class B *	852,128	3.50%

Food and Kindred Products
2,000	Mondelēz International, Inc. Class A	135,700
4,000	Nestlé S.A. **	404,680
		540,380	2.22%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation	312,697	1.28%

Hospital & Medical Service Plans
800	Elevance Health, Inc.	347,968
1,100	Humana Inc.	291,060
700	UnitedHealth Group Inc.	366,625
		1,005,653	4.13%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)	186,256	0.77%

Insurance Agents, Brokers & Service
800	Arthur J. Gallagher & Co.	276,192	1.13%

Measuring & Controlling Devices, NEC
400	Thermo Fisher Scientific Inc.	199,040	0.82%

National Commercial Banks
25,000	Bank of America Corporation	1,043,250
500	Capital One Financial Corporation	89,650
		1,132,900	4.65%

Natural Gas Distribution
900	Cheniere Energy, Inc.	208,260	0.86%

Perfumes, Cosmetics & Other Toilet Preparations
2,000	The Estée Lauder Companies Inc. Class A	132,000
17,000	Haleon PLC **	174,930
		306,930	1.26%

Petroleum Refining
1,000	Marathon Petroleum Corporation	145,690	0.60%

Pharmaceutical Preparations
2,200	AstraZeneca PLC **	161,700
2,000	Merck & Co.	179,520
15,000	Novo Nordisk A/S **	1,041,600
1,500	Zoetis Inc. Class A	246,975
		1,629,795	6.69%

Retail - Catalog & Mail-Order Houses
400	Amazon.com, Inc. *	76,104	0.31%

Retail - Family Clothing Stores
10,000	The TJX Companies, Inc.	1,218,000	5.00%

Retail - Variety Stores
100	Costco Wholesale Corporation	94,578	0.39%

Rubber & Plastics Footwear
8,000	NIKE, Inc. Class B	507,840	2.09%

Search, Detection, Navigation, Guidance, Aeronautical Systems
800	Northrop Grumman Corp.	409,608	1.68%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.	141,972
2,500	The Charles Schwab Corporation	195,700
		337,672	1.39%

Semiconductors & Related Devices
6,500	Taiwan Semiconductor Manufacturing Company Ltd. **	1,079,000	4.43%

Services - Business Services, NEC
5,000	MasterCard Incorporated Class A	2,740,600
1,000	Visa Inc. Class A	350,460
		3,091,060	12.70%

Services - Computer Programming, Data Processing, Etc.
11,000	Alphabet Inc. Class A	1,718,530
11,000	Alphabet Inc. Class C	1,701,040
		3,419,570	14.05%

Services - Prepackaged Software
700	Microsoft Corporation	262,773
600	Paycom Software, Inc.	131,088
		393,861	1.62%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
6,000	Unilever PLC **	357,300	1.47%

Special Industry Machinery, NEC
300	ASML Holding N.V. **	198,789	0.82%

Sugar & Confectionery Products
4,500	The Hershey Company	769,635	3.16%

Total for Common Stocks (Cost - $8,630,553)		22,874,680	93.96%

MONEY MARKET FUNDS
1,475,123	Goldman Sachs FS Government Fund Institutional
	Class 4.22% ***	1,475,123	6.06%
	(Cost - $ 1,475,123)

	Total Investment Securities	24,349,803	100.02%
	(Cost - $10,105,676)

	Liabilities in Excess of Other Assets	(4,316)	-0.02%

	Net Assets	$ 24,345,487	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at March 31, 2025.